Consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
OPERATING REVENUES
Service		$ 13,277	$ 12,400
Equipment		2,064	2,189
Operating revenues (arising from contracts with customers)		15,341	14,589
Other income		122	69
Operating revenues and other income		15,463	14,658
OPERATING EXPENSES
Goods and services purchased		6,268	6,070
Employee benefits expense		3,701	3,034
Depreciation		2,107	1,929
Amortization of intangible assets		905	648
Total		12,981	11,681
OPERATING INCOME		2,482	2,977
Financing costs		771	733
INCOME BEFORE INCOME TAXES		1,711	2,244
Income taxes		451	468
NET INCOME		1,260	1,776
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges		(111)	84
Foreign currency translation adjustment arising from translating financial statements of foreign operations		113	20
Total items that may subsequently be reclassified to income		2	104
Items never subsequently reclassified to income
Change in measurement of investment financial assets		14	12
Employee defined benefit plan re-measurements		(312)	(338)
Total items never subsequently reclassified to income		(298)	(326)
Total		(296)	(222)
COMPREHENSIVE INCOME		964	1,554
NET INCOME ATTRIBUTABLE TO:
Common Shares		1,207	1,746
Non-controlling interests		53	30
NET INCOME		1,260	1,776
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares		893	1,516
Non-controlling interests		71	38
COMPREHENSIVE INCOME		$ 964	$ 1,554
NET INCOME PER COMMON SHARE
Basic	[1]	$ 0.95	$ 1.45
Diluted	[1]	$ 0.94	$ 1.45
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	[1]	1,275	1,204
Diluted	[1]	1,278	1,204

[1]	Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).